Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Consolidated VIE for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the Consolidated VIE are eliminated upon consolidation. Results of acquired subsidiaries and its Consolidated VIE are consolidated from the date on which control is transferred to the Company.

(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and related goodwill, determining the provision for accounts receivable, accounting for deferred income taxes, and accounting for share-based compensation arrangements. The valuation of and accounting for the Company’s financial instruments (Note 16) and purchase consideration (Note 4) also requires significant estimates and judgments provided by management. The results of the continuing operations and discontinued operations are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Foreign Currency

The functional currency of the Company and 21Vianet HK is the United States dollar (“US$”), whereas the functional currency of the Company’s PRC subsidiaries and its Consolidated VIE is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC 830, “Foreign Currency Matters”. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Company and 21Vianet HK are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive loss, a component of shareholders’ (deficit) equity.

(e)	Convenience Translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2939 on December 30, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Cash, Cash Equivalents and Short-term investments

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents. All highly liquid investments with stated maturities of greater than 90 days but less than 365 days, are mainly fixed rate time deposits that are classified as short-term investments which are stated at their approximate fair value.

(g)	Restricted cash

Restricted cash represents amounts held by a bank in escrow as security for notes payable and credit facilities that have yet to be drawn down and therefore are not available for the Company’s use.

(h)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

(i)	Deferred Initial Public Offering Costs

Direct costs incurred by the Company attributable to its proposed initial public offering of ordinary shares in the United States have been deferred and recorded in other current assets and will be charged against the gross proceeds received from such offering.

(j)	Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Buildings	25 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	20 years
Computer and network equipment	5 years
Office equipment	5 years
Motor vehicles	5 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for these assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are incurred. Interest costs are capitalized until the assets are ready for their intended use. The Company did not incur significant capitalized interest during the years ended December 31, 2009 and 2010. Interest capitalized during the year ended December 31, 2011 amounted to RMB5,037,000 (US$800,000), respectively.

(k)	Intangible Assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives, except for acquired customer relationships in the acquisition of the Managed Network Entities which is amortized using an accelerated method of amortization, are amortized using a straight-line method of amortization. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed. The estimated useful life for the intangible assets is as follows:

Purchased software	3-5 years
Purchased customer contracts	0.1-1.8 years
Contract backlog*	1-1.5 years
Customer relationship*	4-8 years
Supplier relationship*	8-10 years
Licenses*	15-20 years
Trade Name*	15-20 years

*	Acquired in the acquisition of SH Guotong , the Managed Network Entities (Note 4(b)) and Gehua (Note 4(b)).

(l)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2010 and 2011 were related to its acquisition of SH Guotong, Managed Network Entities (Note 4(b)) and Gehua (Note 4(b)). In accordance with ASC 350, “Goodwill and Other Intangible Assets,” recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined it has one reporting unit, which is also its only operating segment. Goodwill that has arisen as a result of the acquisition of SH Guotong, Managed Network Entities and Gehua was assigned to this reporting unit.

As of October 1, 2011, the Company completed its annual impairment tests on goodwill that has arisen out of the acquisition of SH Guotong and Managed Network Entities. The Company determined the fair value of the reporting unit using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on six year projections. Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions. Cash flows after six years were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 13.5% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting unit was higher than its carrying value, and as such, the Company was not required to complete the second step, therefore no impairment losses were recognized for each of the three years ended December 31, 2011.

(m)	Impairment of Long-Lived Assets and Intangibles

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. No impairment charge was recognized for each of the three years ended December 31, 2011.

(n)	Fair Value of Financial Instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, short-term investments, restricted cash, accounts receivable, other receivables, short-term bank borrowings, accounts payable, balances with related parties and other payables, approximate their fair values because of the short maturity of these instruments. The Series A, Series B and Series C1 contingently redeemable convertible preferred shares are initially recognized at fair value (Note 16). No accretion is recorded as the Series A contingently redeemable convertible preferred shares are only contingently redeemable upon certain liquidation events and the initial fair value of the Series B contingently redeemable convertible preferred shares is greater than its redemption value. The Series C1 contingently redeemable convertible preferred shares are then subsequently accreted to its redemption values using the effective interest method. As a beneficial conversion feature exists as of the commitment date, its intrinsic value is allocated from the carrying value of the Series C1 contingently redeemable convertible preferred shares as a contribution to additional paid-in capital. The discount resulting from the beneficial conversion feature is amortized from the date of issuance to the earliest conversion date. The contingent consideration in both cash and shares and the option to acquire the Company’s ordinary shares are initially measured at fair value of the date of acquisition of the Managed Network Entities (Note 4(b)) and Gehua (Note 4(b)) and subsequently remeasured at the end of each reporting period with any adjustment to the fair value recorded to the current period expense. The call option to purchase the remaining 49% equity interest in the Managed Network Entities is initially measured at fair value and is recognized as part of non-controlling interest as it is an embedded feature in the Managed Network Entities’ shares, which does not qualify for bifurcation accounting. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its preferred shares, the contingent consideration in both cash and shares, the option to acquire the Company’s ordinary shares and the call option to purchase the remaining 49% equity interest in the Managed Network Entities, that are recognized in the consolidated financial statements.

(o)	Revenue Recognition

The Company hosts customers’ servers and networking equipment, improving the performance, availability and security of their Internet services. The Company also provides managed network services to enable our customers to deliver data across Internet in a faster and more reliable manner through extensive data transmission network and BroadEx smart routing technology.

Consistent with the criteria of Staff Accounting Bulletin No. 104, “Revenue Recognition”, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services. The Company’s records these initial set-up fees as deferred revenue and recognizes revenue ratably over the period of the customer service agreement. Generally, all the Company’s customers’ service agreements will require some amount of initial set-up along with the selected service subscription.

Business tax on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized. Except 21Vianet Beijing, Xi’an Sub and XingyunhengtongBeijing Network Technology Co., Ltd. which are subject to 5% business tax rate on their revenues, all the Company’s other PRC subsidiaries and its Consolidated VIE are subject to a 3% business tax rate. The business tax expenses for the years ended December 31, 2009, 2010 and 2011 amounted to approximately RMB11,862,000, RMB20,519,000 and RMB42,241,000 (US$6,711,000), respectively.

(p)	Cost of Revenues

Cost of revenues consists primarily of telecommunication cost, depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance and center rent expenses directly attributable to the provision of the IDC services.

21Vianet China is subject to business tax and other surcharges on the revenues earned for exclusive business support, technical and consulting services provided to 21Vianet Technology, pursuant to the VIE agreements (Note 1(c)). Such business tax and other surcharges are charged to cost of revenues as the related technical, consulting and rental services are rendered.

(q)	Advertising Expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB4,934,000 and RMB3,468,000 and RMB3,159,000 (US$502,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

(r)	Research and Development Expenses

Research and development expenses consist primarily of payroll and related personnel costs for routine upgrades and related enhancements of the Company’s services and network. Research and development expenses are expensed as incurred.

(s)	Government Grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. Where the grant relates to an asset, it is recognized as deferred government grants and released to the statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

(t)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Company entered into capital leases for certain fiber optics cables and network equipments in the years ended December 31, 2010 and 2011.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. The Company leases office space and employee accommodation under operating lease agreements. Certain of the lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

(u)	Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company applies ASC 740, “Accounting for Income Taxes”, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax”, in the consolidated statements of operations.

(v)	Discontinued Operations

In accordance with ASC 205-20 “Discontinued Operations”, when a component of an entity has been disposed of and the Company will no longer have significant continuing involvement in the operations of the component, the results of its operations should be classified as discontinued operations in the consolidated statement of operations for all periods presented.

(w)	Share-Based Compensation

Share options granted to employees are accounted for under ASC 718, “Compensation – Stock Compensation”, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of operations. The Company has elected to recognize compensation expense using the straight-line method for all share options granted with service conditions that have a graded vesting schedule.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. During the years ended December 31, 2010 and 2011, the Company estimated that the forfeiture rate for both the management and non-management employees of the Company was zero.

(x)	Earnings Per Share

In accordance with ASC 260, “Earnings per Share”, basic earnings per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s Series A, Series B and Series C contingently redeemable convertible preferred shares (Note 16) are participating securities. For the periods presented herein, the computation of basic earnings per share using the two-class method is not applicable as the participating securities do not have contractual rights and obligations to share in the losses of the Company. Accordingly, both the profit from continuing operations and loss from discontinued operations are allocated to the ordinary shareholders in the computation of basic earnings per share. Diluted earnings per share for continuing operations is calculated by dividing net profit from continuing operations attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Diluted earnings per share for discontinued operations is then calculated by dividing net loss from discontinued operations attributable to ordinary shareholders by the same number of potential ordinary shares determined in the earlier step. Contingently issuable shares are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s preferred shares using the if-converted method and ordinary shares issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

(y)	Share Repurchase Program

Pursuant to a Board of Directors’ resolution on September 14, 2011, the Company’s management is authorized to repurchase up to US$30 million of the Company’s ADSs (“Share Repurchase Plan”). From September 14, 2011 to December 31, 2011, the Company repurchased 3,022,532 ADSs, under this plan for a consideration of US$29.9 million.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock, and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to use the treasury stock to settle the stock consideration for the acquisitions (Note 17), the difference between the fair value at settlement date and the repurchase price is debited into additional paid-in capital. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital.

(z)	Comprehensive Loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss is reported in the statements of changes of shareholders’ (deficit) equity. Accumulated other comprehensive loss of the Company includes foreign currency translation adjustments related to the Company and 21Vianet HK, whose functional currency is US$.

(aa)	Segment Reporting

The Company’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one operating and reportable segment. The Company operates and manages its IDC business as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

(bb)	Employee Benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

(cc)	Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge U.S. GAAP and International Financial Reporting Standards requirements for measuring amounts at fair value as well as disclosures about these measurements. The amendments are effective during interim and annual periods beginning after December 15, 2011. The Company does not expect that the adoption of ASU 2011-04 will have a material impact to the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 (ASU 2011-05), Comprehensive Income (Topic 220), presentation of Comprehensive Income. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB issued ASU 2011-12 (ASU 2011-12), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. The Company does not expect that the adoption of both ASU 2011-05 and ASU 2011-12 will have a material impact to the presentation of the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), Intangibles – Goodwill and Other (Topic 350), Testing Goodwill for Impairment. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect that the adoption of ASU 2011-08 will have a material impact to the Company’s consolidated financial statements.